The Company and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Company And Summary Of Significant Accounting Policies Tables
Inventories
	As of
	June 30, 2014	December 31, 2013
Finished goods	$5,015	$4,642
Raw materials	3,880	1,667
	8,895	6,309
Reserve for excess and obsolete	(370)	(336)

Inventory, net	$8,525	$5,973

	December 31,
	2013	2012
Finished goods	$4,642	$3,213
Raw materials	1,667	1,828
	6,309	5,041
Reserve for excess and obsolete	(336)	(366)

Inventory, net	$5,973	$4,675

Reserve for obsolete and excess inventory
	December 31,
	2013	2012
Balance as of January 1,	$(366)	$(316)
Addition to provision	(105)	(50)
Write-off of obsolete inventory	135	-
Balance as of December 31,	$(336)	$(366)

Property and equipment
	December 31,
	2013	2012
Building	$1,959	$-
Land	855	-
Computer equipment	273	205
Computer software	678	673
Furniture and other equipment	876	820
Manufacturing equipment	1,803	1,012
Vehicles	33	33
Leasehold improvements	855	835
	7,332	3,578
Accumulated depreciation	(2,663)	(2,235)

Total property and equipment	$4,669	$1,343

Intangible Assets

Intangible assets consist of the following (in thousands):

	June 30, 2014			December 31, 2013
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

Distributor organizations	$10,345	$4,684	$5,661	$8,425	$4,169	$4,256
Trademarks and trade names	4,341	200	4,141	3,841	113	3,728
Customer relationships	6,000	1,555	4,445	4,133	1,248	2,885
Internally developed software	720	107	613	720	57	663

Intangible assets, net	$21,406	$6,546	$14,860	$17,119	$5,587	$11,532

	December 31, 2013		December 31, 2012
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Distributor organizations	$8,425	$(4,169)	$6,825	$(3,157)
Trademarks	3,841	(113)	2,741	(66)
Customer relationships	4,133	(1,248)	3,500	(729)
Internally developed software	700	(37)	-	-
Other	20	(20)	20	(20)

Intangible assets, net	$17,119	$(5,587)	$13,086	$(3,972)

Future expected amortization expense
Years ending December 31,
2014	$1,658
2015	1,528
2016	1,528
2017	1,486
2018	1,128

Goodwill
	Direct selling	Commercial coffee	Total
Balance at December 31, 2011	$1,840	$3,314	$5,154
Goodwill recognized	-	-	-
Goodwill impaired	-	-	-
Balance at December 31, 2012	$1,840	$3,314	$5,154
Goodwill recognized	869	-	869
Goodwill impaired	-	-	-
Balance at December 31, 2013	$2,709	$3,314	$6,023